Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	508,927,749.67	29,027
Yield Supplement Overcollateralization Amount 07/31/22	14,395,801.95	0
Receivables Balance 07/31/22	523,323,551.62	29,027
Principal Payments	23,401,794.10	609
Defaulted Receivables	271,457.57	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	13,433,258.32	0
Pool Balance at 08/31/22	486,217,041.63	28,403

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.90%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,955,815.28	192
Past Due 61-90 days	1,695,015.13	73
Past Due 91-120 days	217,982.12	12
Past Due 121+ days	0.00	0
Total	5,868,812.53	277

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	169,472.76
Aggregate Net Losses/(Gains) - August 2022	101,984.81
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	0.47%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	40.75

Flow of Funds	$ Amount
Collections	25,336,503.04
Investment Earnings on Cash Accounts	24,191.39
Servicing Fee	(436,102.96)
Transfer to Collection Account	-
Available Funds	24,924,591.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	189,707.31
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	16,386,650.40
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,974,900.37

Total Distributions of Available Funds	24,924,591.47

Servicing Fee	436,102.96
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	502,603,692.03
Principal Paid	22,710,708.04
Note Balance @ 09/15/22	479,892,983.99

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	341,313,692.03
Principal Paid	22,710,708.04
Note Balance @ 09/15/22	318,602,983.99
Note Factor @ 09/15/22	76.4567647%

Class A-4
Note Balance @ 08/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	104,620,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	37,770,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	18,900,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	238,983.06
Total Principal Paid	22,710,708.04
Total Paid	22,949,691.10

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	136,525.48
Principal Paid	22,710,708.04
Total Paid to A-3 Holders	22,847,233.52

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1903125
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0855177
Total Distribution Amount	18.2758302

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3276271
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.5000313
Total A-3 Distribution Amount	54.8276584

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	721.54
Noteholders' Principal Distributable Amount	278.46

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	12,588,844.52
Investment Earnings	22,743.84
Investment Earnings Paid	(22,743.84)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,919,700.30	$2,312,226.63	$1,468,964.66
Number of Extensions	82	100	67
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.42%	0.26%